Leases: Right-of-use assets and lease obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Leases: Right-of-use assets and lease obligations
Depreciation charge on right-of-use assets	$ 3,308	$ 2,513
Interest expense on lease obligations	442	374
Income from sub-leasing right-of-use assets	(80)	(85)
Expenses relating to leases of low-value assets	$ 181	$ 235